Schedule of changes in deferred tax assets (Details) ₨ in Thousands	12 Months Ended
Mar. 31, 2022 INR (₨)
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax assets, Beginning balance	₨ 985
Recognised in profit or loss	(2,428)
Recognised in other comprehensive income	(74)
Deferred tax assets, Ending balance	(1,517)
Property plant and equipment intangible assets and ROU assets [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax assets, Beginning balance	(8,778)
Recognised in profit or loss	861
Recognised in other comprehensive income
Deferred tax assets, Ending balance	(7,917)
Trade and Other Receivables [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax assets, Beginning balance	4,656
Recognised in profit or loss	(2,375)
Recognised in other comprehensive income
Deferred tax assets, Ending balance	2,281
Employee Benefits [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax assets, Beginning balance	2,531
Recognised in profit or loss	478
Recognised in other comprehensive income
Deferred tax assets, Ending balance	3,009
Provision For Expenses [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax assets, Beginning balance	1,459
Recognised in profit or loss	(1,434)
Recognised in other comprehensive income
Deferred tax assets, Ending balance	25
OCI Gratuity [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax assets, Beginning balance	1,117
Recognised in profit or loss	(0)
Recognised in other comprehensive income	(74)
Deferred tax assets, Ending balance	1,043
Loss Available for Offsetting Against Future Taxable Income [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax assets, Beginning balance
Recognised in profit or loss	42
Recognised in other comprehensive income
Deferred tax assets, Ending balance	₨ 42